Share-Based Payments - Summary of Share Rights (Parenthetical) (Details) - shares		12 Months Ended
	May 26, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeited		200,000	1,000,000
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeited		6,510
Trevor St Baker | Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeited	6,510